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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21187

Registrant Name: PIMCO Municipal Income Fund III

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal Year End: September 30, 2007

Date of Reporting Period: December 31, 2006

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (‘‘OMB’’) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO Municipal Income Fund III
Schedule of Investments
December 31, 2006 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
MUNICIPAL BONDS & NOTES–96.7%
	Alabama–1.1%
	Birmingham, GO, Ser. B (AMBAC),
$ 1,000	5.00%, 12/1/27	Aaa/AAA	$ 1,046,230
2,560	5.00%, 12/1/32	Aaa/AAA	2,671,514
5,000	Birmingham Baptist Medical Centers Special Care Facs. Financing Auth. Rev., 5.00%, 11/15/30, Ser. A	Baa1/NR	5,132,950
1,500	Colbert Cnty., Northwest Health Care Auth., Health Care Facs. Rev.,5.75%, 6/1/27	Baa3/NR	1,552,905
			10,403,599
	Alaska–0.6%
	State Housing Finance Corp. Rev.,
3,900	5.00%, 12/1/33, Ser. A	Aaa/AAA	4,007,367
1,000	5.25%, 6/1/32, Ser. C (MBIA)	Aaa/AAA	1,023,590
			5,030,957
	Arizona–2.9%
2,200	Health Facs. Auth. John C. Lincoln Health Network Rev., 7.00%, 12/1/25, (Pre-refunded @ $102, 12/1/10) (a)	NR/BBB	2,498,232
1,500	Maricopa Cnty. Pollution Control Corp., Pollution Control Rev., 5.05%, 5/1/29 (AMBAC)	Aaa/AAA	1,574,670
	Salt River Project Agricultural Improvement & Power Dist. Rev., Ser A (h),
5,000	5.00%, 1/1/35	Aa1/AA	5,320,100
16,000	5.00%, 1/1/37	Aa1/AA	17,024,320
			26,417,322
	Arkansas–0.1%
7,000	Arkansas Dev. Finance Auth. Rev., zero coupon, 7/1/46 (AMBAC)	Aaa/AAA	1,119,860
	California–6.3%
1,000	Alameda Public Financing Auth. Rev., 7.00%, 6/1/09	NR/NR	1,000,830
2,000	Chula Vista Community Facs. Dist., Special Tax, 5.25%, 9/1/30	NR/NR	2,041,560
	Golden State Tobacco Securitization Corp., Tobacco Settlement Rev, Ser. 2003-A-1,
27,585	6.25%, 6/1/33	Baa3/BBB	30,863,477
21,000	6.75%, 6/1/39	Baa3/BBB	24,081,960
			57,987,827
	Colorado–3.3%
1,000	Aurora Single Tree Metropolitan Dist., GO, 5.50%, 11/15/31	NR/NR	1,002,930
9,955	Colorado Springs, Utility Rev., 5.00%, 11/15/30, Ser. B (h)	Aa2/AA	10,401,482
	El Paso Cnty., CP (AMBAC),
1,735	5.00%, 12/1/23, Ser. A	Aaa/AAA	1,828,239
1,725	5.00%, 12/1/23, Ser. B	Aaa/AAA	1,817,701
2,820	5.00%, 12/1/27, Ser. A	Aaa/AAA	2,957,898
1,500	5.00%, 12/1/27, Ser. B	Aaa/AAA	1,573,350

PIMCO Municipal Income Fund III
Schedule of Investments
December 31, 2006 (unaudited)  (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Colorado (continued)
$ 1,500	Garfield Cnty. School Dist. Re-2, GO, 5.00%, 12/1/25 (FSA)	Aaa/NR	$ 1,577,385
2,000	La Plata Cnty. School Dist. No. 9-R, Durango, GO, 5.25%, 11/1/25, (Pre-refunded @ $100, 11/1/12) (MBIA) (a)	Aaa/NR	2,167,540
4,000	Saddle Rock Metropolitan Dist., GO, 5.35%, 12/1/31 (Radian)	NR/AA	4,146,280
2,500	School Mines Auxiliary Facs. Rev., 5.00%, 12/1/37 (AMBAC)	Aaa/AAA	2,602,275
			30,075,080
	Florida–5.2%
3,480	Brevard Cnty. Health Facs. Auth. Rev., 5.00%, 4/1/34	A2/A	3,604,828
8,000	Highlands Cnty. Health Facs. Auth. Rev., Adventist Health System, 5.25%, 11/15/23, Ser. B, (Pre-refunded @ $100, 11/15/12) (a)	A2/A+	8,652,320
2,500	Hillsborough Cnty. Industrial Dev. Auth. Rev., Tampa General Hospital, 5.25%, 10/1/34, Ser. B	A3/NR	2,636,050
1,485	Julington Creek Plantation Community Dev. Dist., Special Assessment Rev., 5.00%, 5/1/29 (MBIA)	Aaa/AAA	1,565,487
1,000	Orange Cnty. Housing Finance Auth. Multifamily Rev., Palm Grove Gardens, 5.25%, 1/1/28, Ser. G	Aaa/NR	1,038,470
15,000	Pinellas Cnty. Health Fac. Auth. Rev., Baycare Health, 5.50%, 11/15/33, (Pre-refunded @ $100, 5/15/13) (a)	Aa3/NR	16,455,450
7,500	South Miami Health Facs. Auth., Hospital Rev., Baptist Health, 5.25%, 11/15/33	Aa3/AA−	7,868,925
5,615	Tampa, Water & Sewer Rev., 5.00%, 10/1/26, Ser. A	Aa2/AA	5,885,474
			47,707,004
	Georgia–0.7%
1,750	Fulton Cnty. Rev., 5.125%, 7/1/42, Ser. A	NR/NR	1,705,602
4,000	Griffin Combined Public Utility Rev., 5.00%, 1/1/32 (AMBAC)	Aaa/AAA	4,248,800
			5,954,402
	Idaho–0.8%
	State Building Auth. Building Rev., Ser. A (XLCA),
1,000	5.00%, 9/1/33	Aaa/AAA	1,047,380
5,750	5.00%, 9/1/43	Aaa/AAA	5,993,857
			7,041,237
	Illinois–8.2%
2,250	Chicago, GO, 5.00%, 1/1/31, Ser. A (MBIA)	Aaa/AAA	2,332,350
	Chicago, Lake Shore East, Special Assessment,
1,600	6.625%, 12/1/22	NR/NR	1,737,392
3,456	6.75%, 12/1/32	NR/NR	3,757,882
5,000	Chicago Board of Education, GO, 5.00%, 12/1/31, Ser. C, (Pre-refunded @ $100, 12/1/11) (FSA) (a)	Aaa/AAA	5,293,750
500	Chicago Board of Education School Reform, GO, zero coupon, 12/1/28, Ser. A (FGIC)	Aaa/AAA	190,230
3,000	Chicago Kingsbury Redev. Project, Tax Allocation, 6.57%, 2/15/13, Ser. A	NR/NR	3,088,620
7,000	Chicago Motor Fuel Tax Rev., 5.00%, 1/1/33, Ser. A (AMBAC)	Aaa/AAA	7,295,120

PIMCO Municipal Income Fund III
Schedule of Investments
December 31, 2006 (unaudited)  (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Illinois (continued)
$ 4,000	Chicago Park Dist., GO, 5.00%, 1/1/29, Ser. D (FGIC)	Aaa/AAA	$ 4,141,320
2,500	Chicago Water Rev., 5.00%, 11/1/31, (Pre-refunded @ $100, 11/1/11) (AMBAC) (a)	Aaa/AAA	2,644,550
	Dev. Finance Auth. Rev.,
10,898	People’s Gas, Light & Coke, 5.00%, 2/1/33 (AMBAC) (h)	NR/NR	11,272,415
1,050	Three Crowns Park Plaza, 5.875%, 2/15/38	NR/NR	1,101,639
	Educational Facs. Auth. Rev., Univ. of Chicago,
4,780	5.00%, 7/1/33	Aa1/AA	4,992,519
220	5.00%, 7/1/33, (Pre-refunded @ $100, 7/1/13) (a)	Aa1/AA	236,108
165	5.25%, 7/1/41	Aa1/AA	174,573
4,160	5.25%, 7/1/41, (Pre-refunded @ $101, 7/1/11) (a)	Aa1/AA	4,454,626
9,045	Metropolitan Pier & Exposition Auth., Dedicated State Tax Rev., McCormick Place Expansion, 5.25%, 6/15/42 (MBIA)	Aaa/AAA	9,611,398
4,300	Round Lake, Special Tax Rev., 6.70%, 3/1/33	NR/NR	4,684,205
2,935	Springfield Rev., 5.00%, 3/1/35 (MBIA)	Aaa/AAA	3,107,255
1,175	State Health Facs. Auth. Rev., Elmhurst Memorial Healthcare, 5.50%, 1/1/22	A2/NR	1,250,059
3,050	Univ. Rev., 5.00%, 4/1/30, Ser. A (AMBAC)	Aaa/AAA	3,148,485
			74,514,496
	Indiana–2.9%
7,535	Bond Bank Rev., 5.00%, 2/1/33, Ser. A (FSA)	Aaa/AAA	7,886,734
3,000	Brownsburg 1999 School Building Corp. Rev., 5.25%, 3/15/25, Ser. A, (Pre-refunded @ $100, 9/15/13) (FSA) (a)	Aaa/AAA	3,279,030
1,375	Fort Wayne Pollution Control Rev., 6.20%, 10/15/25	Caa1/B−	1,409,306
5,000	Indianapolis Local Public Improvement Board, Tax Allocation, 5.00%, 2/1/29, Ser. G (MBIA)	Aaa/AAA	5,228,700
	Michigan City Area Wide School Building Corp. Rev. (FGIC),
2,500	zero coupon, 1/15/21	Aaa/AAA	1,368,725
1,000	zero coupon, 7/15/21	Aaa/AAA	535,860
1,000	zero coupon, 1/15/22	Aaa/AAA	522,940
1,000	Plainfield Parks Facs. Corp. Lease Rent Rev., 5.00%, 1/15/22 (AMBAC)	Aaa/AAA	1,043,660
	Portage Industrial Economic Dev. Rev.,
1,000	5.00%, 7/15/23	NR/BBB+	1,025,140
775	5.00%, 1/15/27	NR/BBB+	788,570
3,500	State Dev. Finance Auth. Pollution Control Rev., 5.00%, 3/1/30 (AMBAC)	Aaa/AAA	3,504,305
			26,592,970
	Iowa–1.4%
1,000	Coralville, CP, 5.25%, 6/1/26, Ser. D	NR/A2	1,059,330
1,000	Tobacco Settlement Auth., Tobacco Settlement Rev., 5.60%, 6/1/35, Ser. B, (Pre-refunded @ $101, 6/1/11) (a)	Baa3/AAA	1,081,710
11,010	Tobacco Settlement Auth. of Iowa Rev., zero coupon, 6/1/34, Ser. B	Baa3/BBB	11,063,839
			13,204,879

PIMCO Municipal Income Fund III
Schedule of Investments
December 31, 2006 (unaudited)  (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Kentucky–0.3%
	Economic Dev. Finance Auth. Hospital Facs. Rev.,
$ 1,000	Catholic Healthcare Partners, 5.25%, 10/1/30	Aa3/AA−	$ 1,048,850
1,140	St. Luke’s Hospital, 6.00%, 10/1/19	A3/A	1,272,308
			2,321,158
	Louisiana–0.8%
5,000	Public Facs. Auth. Rev., Ochsner Clinic Foundation, 5.50%, 5/15/32, Ser. B	A3/NR	5,279,400
1,595	Tobacco Settlement Financing Corp. Rev., 5.875%, 5/15/39, Ser. 2001–B	Baa3/BBB	1,715,710
			6,995,110
	Maryland–0.2%
	State Health & Higher Educational Facs. Auth. Rev.,
1,500	Calvert Health Systems, 5.50%, 7/1/36	A2/NR	1,612,260
500	King Farm Presbyterian, 5.30%, 1/1/37 (c)	NR/NR	496,060
			2,108,320
	Massachusetts–2.7%
1,000	State Dev. Finance Agcy. Rev., 5.75%, 7/1/33, Ser. C	Baa1/BBB+	1,076,010
7,000	State Health & Educational Facs. Auth. Rev., Harvard Univ., 5.125%, 7/15/37, Ser. FF	Aaa/AAA	7,408,520
4,910	State Housing Finance Agcy., Housing Rev., 5.125%, 6/1/43, Ser. H	Aa3/AA−	5,041,588
3,225	State Water Pollution Abatement Trust Rev., 5.00%, 8/1/32, Ser. 8	Aaa/AAA	3,379,703
7,555	State Water Res. Auth. Rev., 5.00%, 8/1/32, Ser. J (FSA)	Aaa/AAA	7,875,257
			24,781,078
	Michigan–12.8%
250	Crescent Academy, CP, 5.75%, 12/1/36	NR/NR	250,413
33,040	Detroit Sewer Rev., 5.00%, 7/1/32, Ser. A (FSA) (h)	NR/NR	34,585,389
	Detroit Water Supply System (MBIA),
28,912	5.00%, 7/1/34, Ser. A (h)	Aaa/AAA	30,364,910
7,555	5.00%, 7/1/34, Ser. B	Aaa/AAA	7,934,714
4,685	5.00%, 7/1/34, Ser. B, (Pre-refunded @ $100, 7/1/13) (a)	Aaa/AAA	5,033,611
5,000	State Building Auth., Rev., 5.00%, 10/15/26, Ser. III, (Pre-refunded @ $100, 10/15/12) (FSA) (a)	Aaa/AAA	5,343,250
	State Hospital Finance Auth. Rev.,
175	Detroit Medical Center, 5.25%, 8/15/23	Ba3/BB−	168,238
4,000	Henry Ford Health System, 5.00%, 3/1/17, (Pre-refunded @ $100, 3/1/13) (a)	A1/A	4,272,480
	Oakwood Group, Ser. A,
5,405	5.75%, 4/1/32	A2/A	5,765,676
575	6.00%, 4/1/22	A2/A	627,641
20,000	Trinity Health Credit, 5.375%, 12/1/30	Aa3/AA−	21,228,200
1,000	State Technical Univ., 5.00%, 10/1/33 (XLCA)	Aaa/AAA	1,046,260
			116,620,782

PIMCO Municipal Income Fund III
Schedule of Investments
December 31, 2006 (unaudited)  (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Minnesota–0.4%
$ 750	Cottage Grove Rev., 5.00%, 12/1/31	NR/NR	$ 748,800
2,400	Upsala Independent School Dist. No. 487, GO, 5.00%, 2/1/28 (FGIC)	Aaa/AAA	2,524,272
			3,273,072
	Mississippi–0.5%
	Business Finance Corp., Pollution Control Rev.,
3,000	5.875%, 4/1/22	Ba1/BBB−	3,007,080
1,250	5.90%, 5/1/22	Ba1/BBB−	1,253,838
			4,260,918
	Missouri–2.5%
4,000	Bi-State Dev. Agcy. Rev., Missouri Illinois Metropolitan Dist., 5.00%, 10/1/32 (FSA)	Aaa/AAA	4,212,320
1,350	St. Louis Cnty. Industrial Dev. Auth., Housing Dev. Rev., 5.20%, 1/20/36 (GNMA)	NR/AAA	1,396,588
	St. Louis Industrial Dev. Auth. Rev. (GNMA),
1,500	5.125%, 12/20/29	NR/AAA	1,556,850
1,500	5.125%, 12/20/30	NR/AAA	1,548,915
4,365	State Environmental Improvement & Energy Res. Auth., Water Pollution Control Rev., 5.00%, 7/1/23, Ser. B	Aaa/NR	4,612,190
7,500	State Health & Educational Facs. Auth., Health Facs., St. Anthony’s Medical Center, 6.25%, 12/1/30, (Pre-refunded @ $101, 12/1/10) (a)	A2/A	8,263,350
250	Township of Jennings Rev., 5.00%, 11/1/23	NR/NR	249,983
500	Univ. Place Transportation Dev. Dist., Special Assessment, 5.00%, 3/1/32	NR/NR	502,960
			22,343,156
	Montana–1.3%
11,250	Forsyth Pollution Control Rev., Puget Sound Energy, 5.00%, 3/1/31 (AMBAC)	Aaa/AAA	11,893,500
	Nevada–0.5%
3,355	Henderson Health Care Fac. Rev., Catholic Healthcare West, 5.125%, 7/1/28	A/A2	3,416,296
895	Henderson Local Improvement Dists., Special Assessment, 5.80%, 3/1/23	NR/NR	923,067
			4,339,363
	New Hampshire–0.5%
	Manchester Water Works Rev. (FGIC),
1,500	5.00%, 12/1/28	Aaa/AAA	1,585,065
3,250	5.00%, 12/1/34	Aaa/AAA	3,422,315
			5,007,380
	New Jersey–3.8%
	Camden Cnty.,
1,000	Improvement Auth., 5.00%, 2/15/35, Ser. A	Baa3/BBB	1,028,150
1,540	Improvement Auth. Rev., Cooper Health System, 6.00%, 2/15/27, (Pre-refunded @ $102, 2/15/07) (a)	Baa3/BBB	1,574,635

PIMCO Municipal Income Fund III
Schedule of Investments
December 31, 2006 (unaudited)  (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	New Jersey (continued)
	Economic Dev. Auth.,
$ 4,500	Kapkowski Rd. Landfill, 6.50%, 4/1/28	Baa3/NR	$ 5,496,345
300	Newark Airport, 7.00%, 10/1/14	Ba3/NR	305,583
	Health Care Facs. Financing Auth. Rev.,
2,500	Middlesex Cnty. Pollution Control Auth. Rev., 5.75%, 9/15/32	Ba1/BBB−	2,659,200
3,000	Pascack Valley Hospital, 6.625%, 7/1/36	Ccc/B+	3,297,540
2,000	Somerset Medical Center, 5.50%, 7/1/33	Baa3/NR	2,075,040
2,000	South Port Corp. Rev., 5.10%, 1/1/33	NR/A	2,091,020
1,500	State Educational Facs. Auth. Rev., 6.00%, 7/1/25, Ser. D	NR/NR	1,642,215
	Tobacco Settlement Financing Corp. Rev.,
525	6.00%, 6/1/37	Baa3/BBB	569,746
1,000	6.125%, 6/1/24	Baa3/BBB	1,083,190
230	6.125%, 6/1/42	Baa3/BBB	250,981
350	6.25%, 6/1/43	Baa3/BBB	390,554
10,750	6.75%, 6/1/39	Baa3/BBB	12,295,097
			34,759,296
	New Mexico–0.1%
1,000	Farmington Pollution Control Rev., 5.80%, 4/1/22	Baa2/BBB	1,008,380
	New York–4.9%
10,000	Metropolitan Transportation Auth. Rev., 5.25%, 11/15/32, Ser. B, (Pre-refunded @ $100, 11/5/13) (a)	A2/A	10,950,600
	New York City Municipal Water Finance Auth., Water & Sewer System Rev.,
5,000	5.00%, 6/15/35, Ser. C	Aa2/AA+	5,250,150
8,180	5.00%, 6/15/37, Ser. D (h)	Aa2/AA+	8,635,217
1,500	5.00%, 6/15/39, Ser. A	Aa2/AA+	1,574,070
	State Dormitory Auth. Rev.,
11,590	Sloan-Kettering Center Memorial, 5.00%, 7/1/34, Ser. 1	Aa2/AA	12,085,241
3,800	State Personal Income Tax, 5.00%, 3/15/32, (Pre-refunded @ $100, 3/15/13) (a)	Aa3/AAA	4,088,572
2,000	State Environmental Facs. Corp. Rev., 5.00%, 6/15/28	Aaa/AAA	2,114,960
			44,698,810
	North Carolina–1.3%
2,000	Charlotte-Mecklenburg Hospital Auth., Healthcare System Rev., 5.00%, 1/15/33, Ser. A	Aa3/AA	2,081,180
	Eastern Municipal Power Agcy., Power System Rev.,
2,000	5.125%, 1/1/23, Ser. D	Baa2/BBB	2,083,120
2,000	5.125%, 1/1/26, Ser. D	Baa2/BBB	2,076,700
3,795	5.375%, 1/1/17, Ser. C	Baa2/BBB	4,043,497
1,500	Medical Care Commission, Health Care Facs. Rev., Cleveland Cnty., 5.00%, 7/1/35 (AMBAC)	Aaa/AAA	1,575,465
			11,859,962

PIMCO Municipal Income Fund III
Schedule of Investments
December 31, 2006 (unaudited)  (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Ohio–1.4%
$ 2,500	Lorain Cnty. Hospital Rev., Catholic Healthcare, 5.375%, 10/1/30	Aa3/AA−	$ 2,643,100
10,000	Ohio Air Quality Dev. Auth. Rev., 4.80%, 1/1/34 (FGIC) (h)	Aaa/AAA	10,309,400
			12,952,500
	Oklahoma–0.4%
3,500	Tulsa Cnty. Industrial Auth. Rev., Legacy Apartments, 4.90%, 11/20/46 (FHA-GNMA)	Aaa/NR	3,635,520
	Pennsylvania–2.9%
4,350	Allegheny Cnty. Hospital Dev. Auth. Rev., 9.25%, 11/15/30, Ser. B	Ba3/B+	5,172,324
1,500	Cumberland Cnty. Auth. Retirement Community Rev., Wesley Affiliated Services, 7.25%, 1/1/35, Ser. A, (Pre-refunded @ $101, 1/1/13) (a)	NR/NR	1,789,620
3,250	Delaware River Joint Toll Bridge, Commission Bridge Rev., 5.00%, 7/1/28	A2/A−	3,398,265
1,250	Harrisburg Auth. Rev., 6.00%, 9/1/36 (c)	NR/NR	1,264,600
3,000	Lehigh Cnty. General Purpose Auth. Rev., St. Luke’s Bethlehem Hospital, 5.375%, 8/15/33	Baa1/BBB	3,157,320
5,000	Philadelphia School Dist., GO, 5.125%, 6/1/34, Ser. D (FGIC)	Aaa/AAA	5,340,850
6,300	St. Mary Hospital Auth., Bucks Cnty. Rev., 5.00%, 12/1/28, (Pre-refunded @ $101, 6/1/08) (a)	Aa2/NR	6,266,484
350	Washington Cnty. Redev. Auth. Rev., 5.45%, 7/1/35, Ser. A	NR/NR	358,799
			26,748,262
	Puerto Rico–0.3%
2,200	Electric Power Auth., Power Rev., 5.125%, 7/1/29, Ser. NN	A3/BBB+	2,322,254
	South Carolina–1.6%
7,500	Florence Cnty. Rev., McLeod Regional Medical Center, 5.00%, 11/1/31, Ser. A (FSA)	Aaa/AAA	7,932,075
6,700	Jobs Economic Dev. Auth. Rev., Bon Secours Health System, 5.625%, 11/15/30	A3/A−	7,116,204
			15,048,279
	Tennessee–0.1%
1,250	Knox Cnty. Health Educational & Housing Facs., Board Hospital Facs. Rev., Catholic Healthcare Partners, 5.25%, 10/1/30	Aa3/AA−	1,313,662
	Texas–13.4%
4,135	Canyon Independent School Dist., GO, 5.00%, 2/15/28, Ser. A (PSF-GTD)	NR/AAA	4,316,072
2,500	Columbia & Brazoria Independent School Dist., GO, 5.00%, 8/1/29 (PSF-GTD)	NR/AAA	2,615,250
1,300	Comal Cnty. Health Facs., McKenna Memorial Hospital Project Rev., 6.25%, 2/1/32	Baa3/BBB−	1,416,818
5,000	Crowley Independent School Dist., GO, 4.75%, 8/1/35 (PSF-GTD) (h)	Aaa/NR	5,123,700
12,975	Dallas Area Rapid Transit Rev., 5.00%, 12/1/32, (Pre-refunded @ $100, 12/1/12) (FGIC) (a)(h)	NR/NR	13,554,027

PIMCO Municipal Income Fund III
Schedule of Investments
December 31, 2006 (unaudited)  (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Texas (continued)
	Denton Independent School Dist., GO (PSF-GTD),
$ 255	zero coupon, 8/15/26	Aaa/AAA	$ 90,074
5,745	zero coupon, 8/15/26, (Pre-refunded @ $44.73, 8/15/12) (a)	Aaa/AAA	2,069,924
255	zero coupon, 8/15/27	Aaa/AAA	84,826
5,745	zero coupon, 8/15/27, (Pre-refunded @ $42.17, 8/15/12) (a)	Aaa/AAA	1,951,462
215	zero coupon, 8/15/28	Aaa/AAA	67,377
4,785	zero coupon, 8/15/28, (Pre-refunded @ $39.75, 8/15/12) (a)	Aaa/AAA	1,532,109
255	zero coupon, 8/15/29	Aaa/AAA	75,271
5,745	zero coupon, 8/15/29, (Pre-refunded @ $37.46, 8/15/12) (a)	Aaa/AAA	1,733,496
85	zero coupon, 8/15/30	Aaa/AAA	23,627
1,915	zero coupon, 8/15/30, (Pre-refunded @ $35.30, 8/15/12) (a)	Aaa/AAA	544,454
340	zero coupon, 8/15/31	Aaa/AAA	88,981
7,660	zero coupon, 8/15/31, (Pre-refunded @ $33.25, 8/15/12) (a)	Aaa/AAA	2,051,654
4,400	Harris Cnty., GO, 5.125%, 8/15/31, (Pre-refunded @ $100, 8/15/12) (a)	Aa1/AA+	4,717,328
	Harris Cnty. Health Facs. Dev. Corp. Rev.,
5,000	Christus Health, 5.375%, 7/1/29, Ser. A, (Pre-refunded @ $101, 7/1/09) (MBIA) (a)	Aaa/AAA	5,248,100
2,750	St. Luke’s Episcopal Hospital, 5.375%, 2/15/26, Ser. A, (Pre-refunded @ $100, 8/15/11) (a)	NR/AAA	2,946,020
19,500	Harris Cnty. Rev., 5.125%, 8/15/32 (FSA)	Aaa/AAA	20,532,330
4,005	Houston, GO, 5.00%, 3/1/25 (MBIA)	Aaa/AAA	4,165,160
5,000	Houston Water & Sewer System Rev., 5.00%, 12/1/30, Ser. A, (Pre-refunded @ $100, 12/1/12) (FSA) (a)	Aaa/AAA	5,344,700
7,000	Judson Independent School Dist., GO, 5.00%, 2/1/30 (PSF-GTD)	Aaa/NR	7,220,710
11,950	Mansfield Independent School Dist., GO, 5.00%, 2/15/28 (PSF-GTD) (h)	NR/NR	12,473,291
	Mesquite Independent School Dist. No. 1, GO, Ser. A (PSF-GTD),
1,365	zero coupon, 8/15/16	NR/AAA	908,489
1,000	zero coupon, 8/15/18	NR/AAA	598,330
1,000	zero coupon, 8/15/19	NR/AAA	563,820
1,000	zero coupon, 8/15/20	NR/AAA	532,270
2,105	Northwest Harris Cnty. Municipal Utility Dist. No. 16, GO, 5.30%, 10/1/29 (Radian)	NR/AA	2,178,359
4,000	State of Texas, GO, 4.75%, 4/1/36	Aa1/AA	4,089,840
	Univ. Rev. Ser. B,
2,000	5.00%, 7/1/26, (Pre-refunded @ $100, 7/1/14) (a)	Aaa/AAA	2,123,040
11,115	5.00%, 8/15/33 (h)	Aaa/AAA	11,623,333
			122,604,242
	Utah–0.7%
1,750	Cnty. of Weber, IHC Health Services Rev., 5.00%, 8/15/30	Aa1/AA+	1,795,552
4,100	Salt Lake Cnty. Hospital Rev., IHC Health Services, 5.125%, 2/15/33 (AMBAC)	Aaa/AAA	4,288,067
750	Spanish Fork City Rev., 5.70%, 11/15/36	NR/NR	755,003
			6,838,622

PIMCO Municipal Income Fund III
Schedule of Investments
December 31, 2006 (unaudited)  (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Washington–9.7%
$6,375	Chelan Cnty. Public Utility Dist. Rev., 5.125%, 7/1/33, Ser. C (AMBAC)	Aaa/AAA	$ 6,690,180
	King Cnty. Sewer Rev., Ser A (h),
10,000	5.00%, 1/1/35 (FGIC)	Aaa/AAA	10,473,525
15,000	5.00%, 1/1/35 (FSA)	Aaa/AAA	15,562,650
18,134	Port Tacoma, GO, 5.00%, 12/1/33, (Pre-refunded @ $100, 12/1/13) (AMBAC) (a)(h)	NR/NR	19,559,378
10,000	Seattle Drain & Wastewater Rev., GO, 5.00%, 7/1/32 (FGIC) (h)	NR/NR	10,418,574
23,100	Tobacco Settlement Auth., Tobacco Settlement Rev., 6.50%, 6/1/26	Baa3/BBB	25,551,372
			88,255,679
	Wisconsin–0.1%
560	Badger Tobacco Asset Securitization Corp. Rev., 6.00%, 6/1/17	Baa3/BBB	601,289
	Total Municipal Bonds & Notes (cost–$827,807,523)		882,640,227
VARIABLE RATE NOTES (b)(d)(e)–3.0%
	Colorado–0.0%
—ˆ	(i) Colorado Springs, 7.786%, 11/15/30, Ser. 457	Aa2/NR	6
	Florida–0.3%
2,554	State Turnpike Auth., 7.22%, 7/1/31, Ser. 1450	NR/Aa2	2,949,998
	Illinois–0.0%
295	Dev. Finance Auth. Rev., 5.896%, 2/1/33 (AMBAC)	NR/NR	360,139
	Michigan–0.1%
995	Detroit Water Supply System Rev., 5.844%, 1/1/11 (MBIA)	NR/AAA	1,301,002
	New York–1.8%
4,660	Liberty Dev. Corp. Rev., 9.80%, 10/1/35, Ser. 1451	NR/Aa3	8,333,012
6,000	State Dormitory Auth., Univ. & College Improvement. Rev., 8.43%, 3/15/35, Ser. 1216	NR/AAA	7,733,400
			16,066,412
	Ohio–0.1%
1,075	Ohio Air Quality Dev. Auth., 7.35%, 1/1/34, Ser. 1223 (FGIC)	Aaa/AAA	1,241,098
	Texas–0.6%
453	Crowley Independent School Dist., GO, 6.49%, 8/1/35 (PSF-GTD)	Aaa/NR	509,086
2,028	Denton Independent School Dist., GO, 8.32%, 8/15/33, Ser. 951 (PSF-GTD)	Aaa/NR	2,412,684
—ˆ	(i) Mansfield Independent School Dist., GO, 5.889%, 2/15/28 (PSF-GTD)	NR/NR	10
2,000	Sabine River Auth. Rev., 5.20%, 5/1/28	Baa2/BBB−	2,089,060
			5,010,840
	Washington–0.1%
590	Port Tacoma, GO, 5.810%, 12/1/33 (AMBAC)	NR/NR	864,309
	Total Variable Rate Notes (cost–$24,173,757)		27,793,804

PIMCO Municipal Income Fund III
Schedule of Investments
December 31, 2006 (unaudited)  (continued)

Principal Amount (000)		Value*
U.S. TREASURY BILLS (f)–0.3%
$ 2,920	4.80%-4.91%, 3/1/07-3/15/07 (cost–$2,892,217)	$ 2,892,217
	Total Investments before options written (cost–$854,873,497)–100.0%	913,326,248
OPTIONS WRITTEN (g)–(0.0)%
Contracts
	Call Options–(0.0)%
310	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade, strike price $110, expires 2/23/07 (premiums received–$129,774)	(24,219)
	Total Investments net of options written (cost–$854,743,723)–100.0%	$ 913,302,029

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or are valued at the last sale price on the exchange that is the primary market for such securities, or the quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund’s net asset value is determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (‘‘NYSE’’) on each day the NYSE is open for business.

(a)	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

(b)	144A Security – Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)	When-issued security. To be settled after December 31, 2006.

(d)	Inverse Floater – The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index.

(e)	Variable Rate Notes – instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on December 31, 2006.

(f)	All or partial amount segregated as collateral for futures contracts and/or written options.

(g)	Non-income producing.

(h)	Residual Interest Bonds held in Trust – Represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

(i)	Less than $500.

Glossary:

AMBAC – insured by American Municipal Bond Assurance Corp.
CP – Certificates of Participation
FGIC – insured by Financial Guaranty Insurance Co.
FHA – insured by Federal Housing Administration
FSA – insured by Financial Security Assurance, Inc.
GNMA – insured by Government National Mortgage Association
GO – General Obligation Bond
GTD – Guaranteed
MBIA – insured by Municipal Bond Investors Assurance
NR – Not Rated
PSF – Public School Fund
Radian – insured by Radian Guaranty, Inc.
XLCA – insured by XL Capital Assurance

Other Investments:

(1)	Futures contracts outstanding at December 31, 2006:

Type		Contracts	Market Value (000)	Expiration Date	Unrealized Appreciation (Depreciation)
Long:	Financial Future Euro – 90 day	57	13,505	6/18/07	$(44,275)
	Financial Future Euro – 90 day	57	13,525	9/17/07	(25,538)
	Financial Future Euro – 90 day	57	13,545	12/17/07	(7,013)
	Financial Future Euro – 90 day	57	13,553	3/17/08	2,963
	U.S. Treasury Notes 5 yr. Futures	992	104,222	3/30/07	(540,890)
Short:	U.S. Treasury Bond Futures	(2,222)	(247,614)	3/21/07	4,605,312
	U.S. Treasury Notes 10 yr. Futures	(190)	(20,419)	3/21/07	270,156
					$4,260,715

(2)	Transactions in options written for the period ended December 31, 2006:

	Contracts	Premiums
Options outstanding, September 30, 2006	484	$89,177
Options written	310	129,774
Options expired	(484)	(89,177)
Options outstanding, December 31, 2006	310	$129,774

Item 2.    Controls and Procedures

(a) The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

Prior to reaching this conclusion, the principal officers had become aware of matters relating to the Registrant’s participation in certain inverse floater structures that required enhancements to certain controls. The Registrant’s management determined that controls relating to the review and analysis of relevant terms and conditions of certain transfers of securities under the provisions of Statement of Financial Accounting Standards No. 140 ‘‘Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities’’ (‘‘SFAS 140’’) were not effective.

The Registrant’s Management is taking such further actions as are necessary to revise its disclosure controls and procedures in order to increase the effectiveness of these controls with respect to the accounting treatment of transfers of certain inverse floater transactions. However, as discussed above, subsequent to December 31, 2006, the registrant enhanced controls related to the accounting treatment of transfers of certain inverse floater transactions.

(b) There were no significant changes in the registrant’s internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.    Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Municipal Income Fund III
By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: March 1, 2007

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: March 1, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: March 1, 2007

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: March 1, 2007